Reconciliation of Financial Position (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 1,188,445	$ 926,061	$ 1,026,990	$ 202,712	$ 202,712
Accounts receivable	1,593,345	4,337,825	709,805	773,311
Prepaid expenses and deposits	603,435	962,812	95,503	24,302
Total current assets	4,864,654	6,226,698	1,832,298	1,000,325
Oil and gas properties, net	52,654,100	30,049,794	1,420,613	2,224,473
Exploration and evaluation assets			3,116,146	3,122,443
Property and equipment, net	720,550	741,727	147,134	128,257
Restricted cash			5,438	11,763
Total assets	58,610,428	37,018,219	6,521,629	6,487,261
Current liabilities:
Accounts payable and accrued liabilities	14,065,019	10,600,080	852,481	1,496,510
Loans payable	3,464,450	145,866	630,534	549,424
Lease liability	19,637	4,057	6,732	12,116
Total current liabilities	17,794,596	11,045,750	1,489,747	2,058,050
Asset retirement obligation	6,247,027	5,316,470	8,993,108	9,355,422	9,355,422
Loans payable		20,689	18,513	17,730
Convertible debt	10,102,627			11,027
Derivative liability		4,827	472,899	1,804,572
Lease liability	122,058	4,552	8,592	27,693
Total liabilities	36,397,856	16,392,288	10,982,859	13,274,494
Stockholders’ equity (deficiency):
Share capital	74,586,724	64,750,270	35,117,130	26,332,622
Notes and amounts receivable for equity issued	(113,309)	(1,062,062)	(1,193,641)
Warrant and option reserve	6,239,370	5,682,869	1,165,170	1,177,099
Shares to be cancelled	7,645	7,645	5,323
Obligation to issue Shares	396,177	94,210	7,450	15,342
Accumulated other comprehensive loss	(14,023,189)	(4,009,997)	(847,412)	(490,172)
Accumulated deficit	(44,880,846)	(44,837,004)	(38,715,250)	(33,822,124)
Total stockholders’ equity (deficiency)	22,212,572	20,625,931	(4,461,230)	(6,787,233)	$ (6,787,233)
Total liabilities and stockholders’ equity	$ 58,610,428	$ 37,018,219	6,521,629	6,487,261
Restatement [member]
Current assets:
Cash and cash equivalents
Accounts receivable
Prepaid expenses and deposits
Total current assets
Oil and gas properties, net
Exploration and evaluation assets
Property and equipment, net
Restricted cash
Total assets
Current liabilities:
Accounts payable and accrued liabilities
Loans payable
Lease liability
Total current liabilities
Asset retirement obligation
Loans payable
Derivative liability
Lease liability
Total liabilities
Stockholders’ equity (deficiency):
Additional paid-in capital			3,064,400
Share capital
Notes and amounts receivable for equity issued
Warrant and option reserve
Shares to be cancelled
Obligation to issue Shares
Accumulated other comprehensive loss
Accumulated deficit			(3,064,400)
Total stockholders’ equity (deficiency)
Total liabilities and stockholders’ equity
IFRS [member]
Current assets:
Cash and cash equivalents			1,026,990	202,712
Accounts receivable			709,805	773,311
Prepaid expenses and deposits			95,503	24,302
Total current assets			1,832,298	1,000,325
Oil and gas properties, net			1,420,613	2,224,473
Exploration and evaluation assets			3,116,146	3,122,443
Property and equipment, net			147,134	128,257
Restricted cash			5,438	11,763
Total assets			6,521,629	6,487,261
Current liabilities:
Accounts payable and accrued liabilities			852,481	1,496,510
Loans payable			630,534	549,424
Lease liability			6,732	12,116
Total current liabilities			1,489,747	2,058,050
Asset retirement obligation			8,993,108	9,355,422
Loans payable			18,513	17,730
Convertible debt				11,027
Derivative liability			472,899	1,804,572
Lease liability			8,592	27,693
Total liabilities			10,982,859	13,274,494
Stockholders’ equity (deficiency):
Additional paid-in capital
Share capital			35,117,130	26,332,622
Stock subscriptions and stock to be issued				15,342
Notes and amounts receivable for equity issued			(1,193,641)
Warrant and option reserve			1,165,170	1,177,099
Shares to be cancelled			5,323
Obligation to issue Shares			7,450
Accumulated other comprehensive loss			(847,412)	(490,172)
Accumulated deficit			(38,715,250)	(33,822,124)
Total stockholders’ equity (deficiency)			(4,461,230)	(6,787,233)
Total liabilities and stockholders’ equity			6,521,629	6,487,261
Previous GAAP [member]
Current assets:
Cash and cash equivalents			1,026,990	202,712
Accounts receivable			709,805	773,311
Prepaid expenses and deposits			95,503	24,302
Total current assets			1,832,298	1,000,325
Oil and gas properties, net			5,172,943	5,346,916
Exploration and evaluation assets
Property and equipment, net			147,134	128,257
Restricted cash			5,438	11,763
Total assets			7,157,813	6,487,261
Current liabilities:
Accounts payable and accrued liabilities			852,481	1,496,510
Loans payable			630,534	549,424
Lease liability			6,732	12,116
Total current liabilities			1,489,747	2,058,050
Asset retirement obligation			4,426,978	4,010,624
Loans payable			18,513	17,730
Convertible debt				11,027
Derivative liability			472,899	1,804,572
Lease liability			8,592	27,693
Total liabilities			6,416,729	7,929,696
Stockholders’ equity (deficiency):
Additional paid-in capital			33,295,413	27,508,468
Share capital			1,828	1,253
Stock subscriptions and stock to be issued				15,342
Notes and amounts receivable for equity issued			(1,193,641)
Warrant and option reserve
Shares to be cancelled			5,323
Obligation to issue Shares			7,450
Accumulated other comprehensive loss			(847,412)	(490,172)
Accumulated deficit			(30,527,877)	(28,477,326)
Total stockholders’ equity (deficiency)			741,084	(1,442,435)
Total liabilities and stockholders’ equity			7,157,813	6,487,261
Effect of transition to IFRSs [member]
Current assets:
Cash and cash equivalents
Accounts receivable
Prepaid expenses and deposits
Total current assets
Oil and gas properties, net			(3,752,330)	(3,122,443)
Exploration and evaluation assets			3,116,146	3,122,443
Property and equipment, net
Restricted cash
Total assets			(636,184)
Current liabilities:
Accounts payable and accrued liabilities
Loans payable
Lease liability
Total current liabilities
Asset retirement obligation			4,566,130	5,344,798
Loans payable
Convertible debt
Derivative liability
Lease liability
Total liabilities			4,566,130	5,344,798
Stockholders’ equity (deficiency):
Additional paid-in capital			(36,359,813)	(27,508,468)
Share capital			35,115,302	26,331,369
Stock subscriptions and stock to be issued
Notes and amounts receivable for equity issued
Warrant and option reserve			1,165,170	1,177,099
Shares to be cancelled
Obligation to issue Shares
Accumulated other comprehensive loss
Accumulated deficit			(5,122,973)	(5,344,798)
Total stockholders’ equity (deficiency)			(5,202,314)	(5,344,798)
Total liabilities and stockholders’ equity			$ (636,184)